Income Tax (Details) - Schedule of federal income tax rate to the Company’s effective tax rate - Insu acquisition corp. II [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) - Schedule of federal income tax rate to the Company’s effective tax rate [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Valuation allowance	(21.00%)	(21.00%)
Income tax provision	0.00%	0.00%